Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2019
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncement
In February 2016, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 established a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect and providing an optional practical expedient to lessors to not separate lease and non-lease components of a contract if certain criteria are met. The Company adopted ASU 2016-02 on January 1, 2019 and has elected to use this new optional transition approach. To determine the cumulative effect adjustment, the Company has not reassessed lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The adoption of ASU 2016-02 has resulted in a change in accounting method for the lease portion of the daily charter hire for the Company’s chartered-in vessels accounted for as operating leases with firm periods of greater than one year as well as a small number of office leases. The Company’s time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and non-lease component, consisting of operation of the vessel for the customer. The Company has elected not to separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease, and account for the combined component as an operating lease. The Company identified the following differences:

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Under ASU 2016-02, the Company recognizes an operating lease right-of-use asset and an operating lease liability on the balance sheet for these chartered-in vessels and office leases based on the present value of future minimum lease payments, whereas previously no right-of-use asset or lease liability was recognized. As a result, operating lease right-of-use assets and operating lease liabilities of $11.0 million were each recognized on January 1, 2019. The pattern of expense recognition of chartered-in vessels has remained unchanged, unless the right-of-use asset becomes impaired.

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The adoption of ASU 2016-02 results in sale and leaseback transactions where the seller lessee has a fixed price repurchase option, or other situations where the leaseback would be classified as a finance lease, being accounted for as a failed sale of the vessel and a failed purchase of the vessel by the buyer lessor. Prior to the adoption of ASU 2016-02, such transactions were accounted for as a completed sale and a completed purchase. Consequently, for such transactions, the Company does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease, and bareboat charter hire payments made by the Company to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease. The adoption of ASU 2016-02 has resulted in the sale and leaseback of the Aspen Spirit and Cascade Spirit during the second quarter of 2019 being accounted for as a failed sale and unlike the 14 sale-leaseback transactions entered into in prior years, the Company is not considered as holding a variable interest in the buyer lessor entity and, thus, does not consolidate the buyer lessor entities (see note 8).